Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Operating Income - Schedule of Other Operating Income

	12 months ended December 31,
USD'000	2023	2022	2021
Accounts payable write-off	-	1,899	-
Other operating income from related parties	119	66	71
Other operating income - other	48	108	112
Total other operating income from continuing operations	167	2,073	183